Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 61,134	$ 85,543
Receivables from purchasers for lithium carbonate	23,209	17,436
Loans to Exar Capital	0	10,799
Other receivables, prepaids and deposits	369	3,631
Total current assets	84,712	117,409
NON-CURRENT ASSETS
Investment in Sal de la Puna Project	183,370	183,207
Loans to Exar Capital	308,333	369,616
Loans to Minera Exar	71,537	67,355
Investment in Cauchari-Olaroz Project	93,352	32,919
Long-term receivable from JEMSE	8,077	7,935
Property, plant and equipment	9,374	8,988
Exploration and evaluation assets	341,014	343,794
Deferred income tax asset	11	0
Total non-current assets	1,015,068	1,013,814
TOTAL ASSETS	1,099,780	1,131,223
CURRENT LIABILITIES
Accounts payable and accrued liabilities	5,942	8,375
Payable to Minera Exar for lithium carbonate purchases	25,507	21,152
PGCo Shareholder liabilities - Ganfeng	12,859	0
Convertible notes interest and other liabilities	2,486	2,308
Equity-settleable convertible notes	234,161	208,437
Total current liabilities	280,955	240,272
NON-CURRENT LIABILITIES
Deferred income tax liability	431	0
Other liabilities	1,461	21
Total long-term liabilities	1,892	21
TOTAL LIABILITIES	282,847	240,293
EQUITY
Share capital	1,624	1,619
Capital reserve	1,514,732	1,499,682
Accumulated other comprehensive loss	(3,487)	(3,487)
Deficit	(744,989)	(669,540)
TOTAL EQUITY ATTRIBUTABLE TO LITHIUM ARGENTINA'S SHAREHOLDERS	767,880	828,274
Non-controlling interest	49,053	62,656
TOTAL EQUITY	816,933	890,930
TOTAL LIABILITIES AND EQUITY	$ 1,099,780	$ 1,131,223